Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO ETF Trust
Entity Central Index Key	0001450011
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000089019
Shareholder Report [Line Items]
Fund Name	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
Trading Symbol	HYS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. duration positioning contributed to performance, specifically a curve steepening bias, as the yield curve steepened.

  Security selection in the retail sector, specifically underweight exposure to a global department store retailer in the second quarter of 2025, contributed to performance, as spreads widened.

  Security selection in the utilities sector, specifically underweight exposure to a residential energy provider, contributed to performance, as spreads widened.

  Security selection in the media and entertainment sector, specifically underweight exposure to a U.S. audio company, detracted from performance, as spreads tightened.

  Security selection in the wirelines sector, specifically underweight exposure to a telecommunications provider, detracted from performance, as spreads tightened.

  Security selection in the technology sector, specifically overweight exposure to a multinational data and technology provider, detracted from performance, as spreads widened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (at NAV)	9.90%	6.60%	4.85%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
ICE BofA 0-5 Year US High Yield Constrained Index	9.93%	6.97%	5.24%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 1,464,779,000
Holdings Count | Holding	895
Advisory Fees Paid, Amount	$ 7,463,000
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,464,779
# of Portfolio Holdings	895
Portfolio Turnover Rate	64%
Total Net Management Fees Paid During the Reporting Period	$7,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Corporate Bonds & Notes	92.4%
Loan Participations and Assignments	1.6%
Common Stocks	0.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	7.2%
Affiliated Investments	3.7%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(5.3%)
Total	100.0%

Material Fund Change [Text Block]
C000079103
Shareholder Report [Line Items]
Fund Name	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund
Trading Symbol	STPZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. real yields contributed to absolute performance for both the Fund and the ICE BofA 1-5 Year US Inflation-Linked Treasury Index, as one- to five-year real yields moved lower on the curve.

  There were no other material contributors or detractors for the Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (at NAV)	6.71%	3.40%	2.64%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index	6.87%	3.57%	2.83%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 450,505,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 931,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$450,505
# of Portfolio Holdings	25
Portfolio Turnover Rate	42%
Total Net Management Fees Paid During the Reporting Period	$931
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	99.7%
Short-Term Instruments	0.1%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Material Fund Change [Text Block]
C000079104
Shareholder Report [Line Items]
Fund Name	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund
Trading Symbol	LTPZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the inflation accrual component of Treasury Inflation-Protected Securities, as well as the coupon, contributed to absolute performance for both the Fund and the ICE BofA 15+ Year US Inflation-Linked Treasury Index, as U.S. inflation moved higher over the reporting period.

  Exposure to U.S. real yields detracted from absolute performance for both the Fund and the ICE BofA 15+ Year US Inflation-Linked Treasury Index, as 15+ year real yields moved higher on the curve.

  There were no other material contributors or detractors for the Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (at NAV)	0.22%	(5.01%)	1.31%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
ICE BofA 15+ Year U.S. Inflation-Linked Treasury Index	0.33%	(4.90%)	1.42%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 674,511,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,428,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$674,511
# of Portfolio Holdings	16
Portfolio Turnover Rate	16%
Total Net Management Fees Paid During the Reporting Period	$1,428
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	99.4%
Short-Term Instruments	0.1%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Material Fund Change [Text Block]
C000080240
Shareholder Report [Line Items]
Fund Name	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund
Trading Symbol	ZROZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$14	0.15%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance.

  There were no other material contributors or detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (at NAV)	(6.77%)	(14.92%)	(1.85%)
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
ICE BofA Long U.S. Treasury Principal STRIPS Index	(6.77%)	(14.92%)	(1.75%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 1,522,357,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,363,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,522,357
# of Portfolio Holdings	21
Portfolio Turnover Rate	17%
Total Net Management Fees Paid During the Reporting Period	$2,363
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
U.S. Treasury Obligations	100.0%
Short-Term Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%

Material Fund Change [Text Block]
C000102215
Shareholder Report [Line Items]
Fund Name	PIMCO Active Bond Exchange-Traded Fund
Trading Symbol	BOND
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Active Bond Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Active Bond Exchange-Traded Fund	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end of the curve, contributed to relative performance, as the curve steepened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities, contributed to relative performance, as spreads tightened.

  Positions within corporate credit, primarily overweight exposure to investment-grade senior financials, contributed to relative performance, as spreads tightened.

  Short exposure to select emerging market currencies in Asia, particularly the new Taiwan dollar, detracted from relative performance, as the currency appreciated relative to the U.S. dollar in 2025.

  Curve positioning in the U.K., namely long exposure to the intermediate section of the curve, detracted from relative performance, as yields rose.

  Short exposure to developed market currencies in the dollar bloc, including the Australian dollar and the Canadian dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar in 2025.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Active Bond Exchange-Traded Fund (at NAV)	6.56%	(0.09%)	2.07%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 5,670,424,000
Holdings Count | Holding	1,564
Advisory Fees Paid, Amount	$ 27,139,000
InvestmentCompanyPortfolioTurnover	496.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,670,424
# of Portfolio Holdings	1,564
Portfolio Turnover Rate	496%
Total Net Management Fees Paid During the Reporting Period	$27,139
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
U.S. Government Agencies	56.9%
Corporate Bonds & Notes	24.5%
U.S. Treasury Obligations	14.2%
Asset-Backed Securities	11.7%
Non-Agency Mortgage-Backed Securities	5.8%
Municipal Bonds & Notes	0.9%
Sovereign Issues	0.5%
Preferred Securities	0.4%
Loan Participations and Assignments	0.2%
Short-Term Instruments	0.3%
Affiliated Investments	4.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(20.2%)
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.400.4ETF (888.400.4383).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Change to Shareholder Expenses. Effective September 2, 2025, the management fee for the Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.10% to 0.45%.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Change to Shareholder Expenses. Effective September 2, 2025, the management fee for the Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.10% to 0.45%.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.400.4ETF (888.400.4383).

C000079102
Shareholder Report [Line Items]
Fund Name	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund
Trading Symbol	TIPZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. real yields contributed to absolute performance for both the Fund and the ICE BofA US Inflation-Linked Treasury Index, as 1-10 year real yields moved lower on the curve.

  There were no other material contributors or detractors for the Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (at NAV)	5.58%	1.26%	2.52%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
ICE BofA U.S. Inflation-Linked Treasury Index	5.71%	1.42%	2.67%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 94,791,000
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 211,000
InvestmentCompanyPortfolioTurnover	180.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$94,791
# of Portfolio Holdings	42
Portfolio Turnover Rate	180%
Total Net Management Fees Paid During the Reporting Period	$211
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	99.4%
Short-Term Instruments	0.2%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Material Fund Change [Text Block]
C000117167
Shareholder Report [Line Items]
Fund Name	PIMCO Enhanced Low Duration Active Exchange-Traded Fund
Trading Symbol	LDUR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Enhanced Low Duration Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Select holdings of securitized credit, particularly commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”) and collateralized loan obligations (“CLOs”), contributed to relative performance, as the yield from ABS helped offset detractions from spreads widening and as CLO and CMBS spreads tightened.

  Overweight exposure to U.S. duration, specifically the one-year part of the curve, contributed to relative performance, as interest rates fell during the first half of 2025.

  Holdings of agency mortgage-backed securities contributed to performance, as spreads tightened.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Enhanced Low Duration Active Exchange-Traded Fund (at NAV)	6.02%	1.82%	2.29%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
ICE BofA 1-3 Year U.S. Treasury Index	5.68%	1.37%	1.61%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 929,685,000
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 3,930,000
InvestmentCompanyPortfolioTurnover	289.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$929,685
# of Portfolio Holdings	540
Portfolio Turnover Rate	289%
Total Net Management Fees Paid During the Reporting Period	$3,930
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
U.S. Government Agencies	32.5%
Asset-Backed Securities	27.1%
Corporate Bonds & Notes	23.2%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	3.1%
U.S. Treasury Obligations	1.4%
Municipal Bonds & Notes	0.6%
Short-Term Instruments	15.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(11.8%)
Total	100.0%

Material Fund Change [Text Block]
C000215593
Shareholder Report [Line Items]
Fund Name	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund
Trading Symbol	EMNT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit contributed to relative performance, as spreads tightened.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance, as the yield from ABS helped offset detractions from spreads widening and as CLO spreads tightened.

  Overweight exposure to United States duration, particularly in the one-year portion of the curve, contributed to relative performance, as interest rates fell.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception 12/10/19
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (at NAV)	5.14%	2.85%	2.84%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	0.42%
FTSE 3-Month Treasury Bill Index	4.88%	2.88%	2.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 191,590,000
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 396,000
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$191,590
# of Portfolio Holdings	197
Portfolio Turnover Rate	86%
Total Net Management Fees Paid During the Reporting Period	$396
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	28.5%
Asset-Backed Securities	16.0%
U.S. Government Agencies	11.7%
U.S. Treasury Obligations	2.9%
Non-Agency Mortgage-Backed Securities	1.1%
Short-Term Instruments	66.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(26.4%)
Total	100.0%

Material Fund Change [Text Block]
C000080241
Shareholder Report [Line Items]
Fund Name	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
Trading Symbol	MINT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit contributed to relative performance, as spreads tightened.

  Select holdings of securitized credit, particularly commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”), contributed to relative performance, as the yield from ABS helped offset detractions from spreads widening and as CLO and CMBS spreads tightened.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (at NAV)	5.05%	2.78%	2.37%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
FTSE 3-Month Treasury Bill Index	4.88%	2.88%	2.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 13,366,548,000
Holdings Count | Holding	862
Advisory Fees Paid, Amount	$ 43,277,000
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$13,366,548
# of Portfolio Holdings	862
Portfolio Turnover Rate	79%
Total Net Management Fees Paid During the Reporting Period	$43,277
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Corporate Bonds & Notes	45.4%
Asset-Backed Securities	20.2%
U.S. Government Agencies	15.5%
U.S. Treasury Obligations	1.8%
Non-Agency Mortgage-Backed Securities	1.7%
Sovereign Issues	1.1%
Short-Term Instruments	15.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(0.8%)
Total	100.0%

Material Fund Change [Text Block]
C000080245
Shareholder Report [Line Items]
Fund Name	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund
Trading Symbol	MUNI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection in the pre-refunded segment contributed to performance, as the segment outperformed the broader municipal market.

  An overweight duration position detracted from performance, as rates rose on the long end of the municipal curve.

  An underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection in the education sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (at NAV)	1.88%	0.91%	2.18%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%
Bloomberg 1-15 Year Municipal Bond Index	2.63%	0.86%	2.13%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 2,009,594,000
Holdings Count | Holding	544
Advisory Fees Paid, Amount	$ 6,165,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,009,594
# of Portfolio Holdings	544
Portfolio Turnover Rate	26%
Total Net Management Fees Paid During the Reporting Period	$6,165
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Health, Hospital & Nursing Home Revenue	19.4%
Local or Guaranteed Housing	14.7%
Ad Valorem Property Tax	10.9%
Electric Power & Light Revenue	6.3%
Income Tax Revenue	5.9%
Natural Gas Revenue	5.3%
Highway Revenue Tolls	4.4%
Water Revenue	4.0%
Miscellaneous Revenue	3.8%
Sales Tax Revenue	3.2%
College & University Revenue	2.8%
Tobacco Settlement Funded	2.4%
Other Investments	15.6%
Short-Term Instruments	1.7%
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%

Material Fund Change [Text Block]
C000089022
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund
Trading Symbol	CORP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Exposure to investment grade credit default indexes contributed to performance, as spreads tightened.

  Security selection in the chemicals sector, specifically overweight exposure to a global nitrogen and methanol producer, contributed to performance, as spreads tightened amid the ongoing replenishment of global inventories.

  Security selection in the pipelines sector, specifically overweight exposure to a North American natural gas pipeline operator, detracted from performance, as spreads widened amid a project delay.

  Underweight exposure to the tobacco sector detracted from performance, as the sector outperformed the broader ICE BofA US Corporate Index.

  Security selection in the energy sector, specifically underweight exposure to a global integrated oil supermajor company, detracted from performance, as spreads tightened amid higher oil production.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (at NAV)	7.35%	0.49%	3.12%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
ICE BofA US Corporate Index	7.03%	0.36%	3.00%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 1,317,203,000
Holdings Count | Holding	1,375
Advisory Fees Paid, Amount	$ 2,565,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,317,203
# of Portfolio Holdings	1,375
Portfolio Turnover Rate	18%
Total Net Management Fees Paid During the Reporting Period	$2,565
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Corporate Bonds & Notes	87.2%
U.S. Treasury Obligations	10.7%
Other Investments	0.1%
Short-Term Instruments	0.4%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	1.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.400.4ETF (888.400.4383).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.400.4ETF (888.400.4383).

C000240988
Shareholder Report [Line Items]
Fund Name	PIMCO Commodity Strategy Active Exchange-Traded Fund
Trading Symbol	CMDT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Commodity Strategy Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Commodity Strategy Active Exchange-Traded Fund	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the precious metals sector since August 2024 contributed to relative performance, as the sector posted positive returns.

  Underweight exposure to the grains sector contributed to relative performance, as the sector posted negative returns.

  Overweight exposure to coffee contributed to relative performance, as the commodity posted positive returns.

  Underweight exposure to natural gas contributed to relative performance, as the commodity posted negative returns.

  Overweight exposure to the petroleum sector detracted from relative performance, as the sector posted negative returns.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns.

  Underweight exposure to aluminum and copper since July 2024 detracted from relative performance, as these commodities posted positive returns.

  Underweight exposure to soybean oil detracted from relative performance, as the commodity posted positive returns.

  Underweight exposure to lean hogs detracted from relative performance, as the commodity posted positive returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception 5/9/23
PIMCO Commodity Strategy Active Exchange-Traded Fund (at NAV)	2.74%	7.23%
S&P 500 Index	15.16%	22.85%
Bloomberg Commodity Index Total Return	5.77%	4.40%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 372,814,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 2,207,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$372,814
# of Portfolio Holdings	316
Portfolio Turnover Rate	49%
Total Net Management Fees Paid During the Reporting Period	$2,207
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	35.6%
Commodities	19.5%
U.S. Government Agencies	15.1%
Asset-Backed Securities	14.3%
Sovereign Issues	1.5%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	5.9%
Affiliated Investments	1.9%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	6.5%
Total	100.0%

Material Fund Change [Text Block]
C000249911
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund
Trading Symbol	PMBS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (the "Fund") for the period of April 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	$18	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.71% [1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure in conventional mortgage-backed securities ("MBS") positions relative to the Bloomberg U.S. MBS Fixed-Rate Index  contributed to performance, as conventional MBS spreads widened.

  Exposure to structured agency MBS positions contributed to performance, as agency interest-only positions posted positive returns.

  Overweight exposure to non-agency residential MBS contributed to performance, as the sector posted positive returns.

  Underweight exposure to higher coupon Government National Mortgage Association ("GNMA") MBS positions detracted from performance, as higher coupons outperformed lowers coupons on a relative basis.

  Overweight U.S. duration positioning detracted from  performance, as U.S. interest rates moved higher.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (at NAV)Footnote Reference‡	7.27%	0.30%	2.03%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
Bloomberg U.S. MBS Fixed-Rate Index	6.52%	(0.60%)	1.30%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 542,638,000
Holdings Count | Holding	940
Advisory Fees Paid, Amount	$ 509,000
InvestmentCompanyPortfolioTurnover	257.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$542,638
# of Portfolio Holdings	940
Portfolio Turnover Rate	257%
Total Net Management Fees Paid During the Reporting Period	$509
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
U.S. Government Agencies	176.8%
Asset-Backed Securities	2.6%
Non-Agency Mortgage-Backed Securities	2.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.2%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(84.3%)
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.400.4ETF (888.400.4383).

Change to Fiscal Year End. At a meeting of the Board of Trustees (the “Board”) on May 15-16, 2025, the Board approved a change in the fiscal year end of the Fund to June 30 to align with the fiscal year end of the other series in the PIMCO ETF Trust.

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Material Fund Change Objectives [Text Block]

Change to Fiscal Year End. At a meeting of the Board of Trustees (the “Board”) on May 15-16, 2025, the Board approved a change in the fiscal year end of the Fund to June 30 to align with the fiscal year end of the other series in the PIMCO ETF Trust.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.400.4ETF (888.400.4383).

C000242819
Shareholder Report [Line Items]
Fund Name	PIMCO Multisector Bond Active Exchange-Traded Fund
Trading Symbol	PYLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Multisector Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Multisector Bond Active Exchange-Traded Fund	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the U.S. cash rate contributed to performance, as the cash rate was elevated, particularly earlier in the reporting period.

  U.S. duration positioning contributed to performance, as interest rates fell.

  Exposure to high yield credit contributed to performance, as the asset class delivered positive returns.

  Short exposure to the Taiwan dollar detracted from performance, as the currency appreciated relative to the U.S. dollar.

  Short exposure to the Swiss franc detracted from performance, as the currency appreciated relative to the U.S. dollar.

  Short exposure to the Chinese yuan detracted from performance, as the currency appreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception 6/21/23
PIMCO Multisector Bond Active Exchange-Traded Fund (at NAV)	10.02%	8.76%
Bloomberg U.S. Aggregate Index	6.08%	4.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 5,864,825,000
Holdings Count | Holding	1,478
Advisory Fees Paid, Amount	$ 16,475,000
InvestmentCompanyPortfolioTurnover	501.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,864,825
# of Portfolio Holdings	1,478
Portfolio Turnover Rate	501%
Total Net Management Fees Paid During the Reporting Period	$16,475
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Government Agencies	40.5%
Asset-Backed Securities	37.4%
Corporate Bonds & Notes	26.5%
Non-Agency Mortgage-Backed Securities	14.2%
Sovereign Issues	3.6%
U.S. Treasury Obligations	3.6%
Loan Participations and Assignments	3.4%
Other Investments	0.1%
Short-Term Instruments	15.7%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(45.1%)
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.400.4ETF (888.400.4383).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.05% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.05% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.400.4ETF (888.400.4383).

C000229173
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund
Trading Symbol	MINO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to the taxable municipals segment contributed to performance, as the segment outperformed the broader municipal market.

  An overweight duration position detracted from performance, as rates rose on the long end of the municipal curve.

  An underweight exposure to the general obligation segment detracted from performance, as the segment outperformed the broader municipal market.

  Security selection in the education sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception 9/8/21
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (at NAV)	0.95%	0.01%
Bloomberg Municipal Bond Index	1.11%	(0.52%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 320,104,000
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 942,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$320,104
# of Portfolio Holdings	386
Portfolio Turnover Rate	47%
Total Net Management Fees Paid During the Reporting Period	$942
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Health, Hospital & Nursing Home Revenue	17.6%
Local or Guaranteed Housing	16.5%
Ad Valorem Property Tax	11.0%
Port, Airport & Marina Revenue	6.9%
Electric Power & Light Revenue	5.8%
College & University Revenue	4.3%
Miscellaneous Revenue	4.2%
Sales Tax Revenue	3.4%
Natural Gas Revenue	3.3%
Water Revenue	3.0%
Industrial Revenue	2.7%
Other Investments	19.4%
Short-Term Instruments	2.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%

Material Fund Change [Text Block]
C000239077
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund
Trading Symbol	PRFD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.K. Additional Tier 1 securities ("AT1s") contributed to performance, as U.K. bank earnings remained strong and the Bank of England reaffirmed the seniority of AT1s over equity securities.

  Exposure to high yield, particularly via credit default swap indexes, contributed to performance, as risk sentiment was supported by ongoing trade negotiations.

  Overweight exposure to French AT1s contributed to performance, as French bank balance sheets remained strong and earnings benefitted from higher rates.

  Underweight exposure to U.S. duration detracted from performance, as rates fell.

  Security selection in U.S. non-financial retail preferreds, particularly underweight exposure to a telecommunications company, detracted from performance, as it benefited from growing bandwidth demand.

  Security selection in U.S. preferreds, particularly underweight exposure to a large regional bank, detracted from performance, as it recovered from volatility in the banking sector.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception 1/18/23
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (at NAV)	8.77%	6.42%
Bloomberg U.S. Aggregate Index	6.08%	2.91%
ICE BofA US All Capital Securities Index	6.87%	5.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 194,459,000
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 1,113,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$194,459
# of Portfolio Holdings	216
Portfolio Turnover Rate	42%
Total Net Management Fees Paid During the Reporting Period	$1,113
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	62.1%
Preferred Securities	33.0%
Short-Term Instruments	3.1%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	1.7%
Total	100.0%

Material Fund Change [Text Block]
C000145158
Shareholder Report [Line Items]
Fund Name	PIMCO Senior Loan Active Exchange-Traded Fund
Trading Symbol	LONZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Senior Loan Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Senior Loan Active Exchange-Traded Fund	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the consumer non-cyclicals sector, particularly underweight exposure to a beverage manufacturer, contributed to performance, as spreads widened amid a liability management exercise.

  Underweight exposure to the retail sector contributed to performance, as the sector underperformed the broader market.

  Security selection in the healthcare sector, particularly overweight exposure to a pharmaceutical company, contributed to performance, as spreads tightened.

  Underweight exposure to the telecommunications sector detracted from performance, as the sector outperformed the broader market.

  Security selection in the media, entertainment, and publishing sector, particularly underweight exposure to a global advertising company in second quarter of 2025, detracted from performance, as spreads tightened.

  Security selection in the support services sector, particularly overweight exposure to an educational product retailer, detracted from performance, as spreads widened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception 6/8/22
PIMCO Senior Loan Active Exchange-Traded Fund (at NAV)	7.32%	8.25%
Bloomberg U.S. Aggregate Index	6.08%	2.31%
iBoxx USD Liquid Leveraged Loans Index	6.72%	7.64%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 739,782,000
Holdings Count | Holding	350
Advisory Fees Paid, Amount	$ 4,371,000
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$739,782
# of Portfolio Holdings	350
Portfolio Turnover Rate	81%
Total Net Management Fees Paid During the Reporting Period	$4,371
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Loan Participations and Assignments	84.4%
Corporate Bonds & Notes	2.3%
Short-Term Instruments	18.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(5.0%)
Total	100.0%

Material Fund Change [Text Block]
C000080242
Shareholder Report [Line Items]
Fund Name	PIMCO Ultra Short Government Active Exchange-Traded Fund
Trading Symbol	BILZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Ultra Short Government Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Ultra Short Government Active Exchange-Traded Fund	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to United States Treasury Bills contributed to relative performance, as interest rates fell.

  There were no other material contributors or detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception 6/21/23
PIMCO Ultra Short Government Active Exchange-Traded Fund (at NAV)	4.69%	5.08%
Bloomberg U.S. Aggregate Index	6.08%	4.08%
FTSE 3-Month Treasury Bill Index	4.88%	5.26%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 821,784,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 855,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$821,784
# of Portfolio Holdings	41
Portfolio Turnover Rate	0%
Total Net Management Fees Paid During the Reporting Period	$855
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Short-Term Instruments	100.0%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%

Material Fund Change [Text Block]
C000080244
Shareholder Report [Line Items]
Fund Name	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund
Trading Symbol	SMMU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection in the electric utility sector contributed to performance, as the sector underperformed the broader municipal market.

  Security selection in the healthcare sector contributed to performance, as the sector underperformed the broader municipal market.

  An overweight duration position detracted from performance, as rates rose on the long end of the municipal curve.

  An underweight exposure to the general obligation segment detracted from performance, as the segment outperformed the broader municipal market.

  Security selection in the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (at NAV)	3.55%	1.58%	1.66%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%
Bloomberg 1-Year Municipal Bond Index	3.67%	1.51%	1.47%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 892,019,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 2,376,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$892,019
# of Portfolio Holdings	325
Portfolio Turnover Rate	32%
Total Net Management Fees Paid During the Reporting Period	$2,376
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Local or Guaranteed Housing	16.1%
Health, Hospital & Nursing Home Revenue	14.1%
Ad Valorem Property Tax	13.9%
Electric Power & Light Revenue	8.4%
Water Revenue	6.1%
Natural Gas Revenue	6.0%
General Fund	3.4%
Highway Revenue Tolls	3.3%
Income Tax Revenue	2.9%
Miscellaneous Revenue	2.9%
College & University Revenue	2.4%
Other Investments	17.2%
Short-Term Instruments	5.5%
Other Assets and Liabilities, Net	(2.2%)
Total	100.0%

Material Fund Change [Text Block]

[1]	Annualized